Commitments and Contingencies (Details) (USD $)	12 Months Ended				126 Months Ended	12 Months Ended				126 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2012 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2006 Children's Medical Center Corporation (CMCC) [Member] Subfield Milestone	Dec. 31, 2003 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2013 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2013 Wake Forest University Health Sciences (WFUHS) [Member]	Dec. 31, 2007 Wake Forest University Health Sciences (WFUHS) [Member]
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 200,000		$ 200,000
Summarizes future minimum lease payments [Abstract]
2014	971,000				971,000
2015	1,079,000				1,079,000
2016	277,000				277,000
Total minimum lease payments	2,327,000	[1]			2,327,000 [1]
Security and restoration deposits	1,200,000		1,200,000		1,200,000
Security deposit				1,000,000
Number of years for which lease is to be renewed	5 years
Extended lease term	Oct. 31, 2016
Payments for rent				200,000
License and Research Agreements [Abstract]
Initial license fee									200,000
Patent costs recorded as general and administrative expense	6,295,000		5,496,000		53,684,000	100,000	100,000			2,500,000
Number of development milestones achieved								2
Research and development	9,480,000		10,103,000		137,440,000	100,000		400,000
Number of subfields for specified aggregate payments								4
Aggregate milestones payments to be paid based on condition								6,900,000
Sales milestone payment based on specified condition								$ 2,000,000
Warrants to purchase common stock (in shares)	481,301,961		80,250,702		481,301,961							320
Exercise price (in dollars per share)												$ 23.20
Period after which license maintenance fees required to be paid											2 years
Percentage of floor rates owed to licensor (in hundredths)											50.00%
Percentage of non-royalty consideration from sublicensees payable to licensor (in hundredths)											4.00%
Period for which royalty is to be paid after first sale											15 years
Maximum period for payment of royalty after expiration of product											7 years

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company’s lease liability.